UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -------------------------------------------
Address:   655 Madison Avenue, 21st Floor
           New York, NY 10021
           -------------------------------------------

Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   11/12/2001
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           18
                                              -----------

Form  13F  Information  Table  Value  Total:  $   107,909
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AON Corp                       COM              037389103     2499   59500 SH       SOLE               59500      0    0
AT&T Wireless Svcs Inc         COM              00209A106     6514  436000 SH       SOLE              436000      0    0
C Cor Net Corp                 COM              125010108      135   20000 SH       SOLE               20000      0    0
Canadian Pac Ltd New           COM              135923100    13875  433608 SH       SOLE              433608      0    0
Centurytel Inc                 COM              156700106    13832  412900 SH       SOLE              412900      0    0
Charter Communications Inc Del CL A             16117M107     2478  200000 SH       SOLE              200000      0    0
Comdisco Inc                   COM              200336105      690 1169435 SH       SOLE             1169435      0    0
Danaher Corp Del               COM              235851102     4718  100000 SH       SOLE              100000      0    0
Exelon Corp                    COM              30161N101     8920  200000 SH       SOLE              200000      0    0
Global Lt Telecommunications   COM              37934X100     1606  787129 SH       SOLE              787129      0    0
Hickory Tech Corp              COM              429060106     2428  148500 SH       SOLE              148500      0    0
Liberty Media Corp New         COM SER A        530718105     5733  451445 SH       SOLE              451445      0    0
Lincoln Natl Corp Ind          COM              534187109     2123   45528 SH       SOLE               45528      0    0
Moore Ltd                      COM              615785102    11857 1531900 SH       SOLE             1531900      0    0
R H Donnelley Corp             COM NEW          74955W307    16349  625900 SH       SOLE              625900      0    0
Sabre Hldgs Corp               CL A             785905100     2674  100000 SH       SOLE              100000      0    0
Thermo Electron Corp           COM              883556102     5464  302700 SH       SOLE              302700      0    0
Waddell & Reed Finl Inc        CL A             930059100     6014  231300 SH       SOLE              231300      0    0